Significant Events After the Balance Sheet Date	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Significant Events After the Balance Sheet Date	Significant Events After the Balance Sheet Date
Acquisition of Wannaby Inc.
On December 23, 2024, the Company entered into a definitive agreement with Farfetch US Holdings, Inc. (the “Seller”) to acquire 100% of Wannaby Inc., a digital company known for its virtual try-on technology and digitalization solutions for the fashion industry. This acquisition enables the Company to expand its offerings into new luxury market segments, including shoes, bags, and apparel.
The acquisition was completed on January 7, 2025 (the “closing date”), with the purchase price amounting to $6,045 paid in cash to the Seller and Citibank N.A. escrow account. The initial purchase price was calculated based on the estimated working capital, the estimated indebtedness of Wannaby outstanding as of immediately prior to the closing, the estimated cash of Wannaby, the estimated unpaid portion of the selling expenses as of immediately prior to the closing, and the estimated non-Seller gross revenues. Within sixty (60) days after the closing date, the Company shall prepare and deliver a final statement to the Seller to calculate the purchase price adjustment based on the final working capital, the final indebtedness, the final cash of Wannaby, the final selling expenses, and the final non-Seller gross revenues. Within thirty (30) days following the Seller’s receipt of the final statement, the Seller shall notify the Company in writing of any disputes regarding the preparation or content of the statement. Subject to the occurrence of the closing and no later than April 30, 2026, the Company shall pay the Seller an earnout based on defined revenue for the year ended December 31, 2025, not exceeding $500. It shall be zero if the defined revenue yields a negative number. As of March 28, 2025, the time of the approval of these financial statements, the Company is currently on the progress of finalizing the adjusted final statements to determine the final purchase price. The Company will provide further updates as necessary in future filings.